Consolidated Balance Sheets (Parenthenticals) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Statement Of Financial Position [Abstract]
Fair value securities held to maturity (in dollars)	$ 7,384		$ 13,222
Allowance for loan losses (in dollars)	$ 990	[1]	$ 811
Preferred stock - par value (in dollars per share)	$ 0.01		$ 0
Preferred stock, shares authorized with par value	25,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock - par value (in dollars per share)	$ 0.01		$ 0.10
Common stock, shares authorized	50,000,000		10,000,000
Common stock, shares issued	1,941,688		1,785,000
Common stock, shares outstanding	1,941,688		1,779,472
Treasury stock, shares	0		5,528

[1]	All Loans are collectively evaluated for impairment.